Total revenue and income - Summary of net income from financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Net Income of financial instruments at fair value through profit or loss	R$ 3,020,698	R$ 1,360,207	R$ 821,617
Net income from financial instruments at amortized cost and at fair value throughother comprehensive income	188,196	199,947	114,442
Taxes and contributions on financial income	(73,777)	(28,118)	(32,155)
Net income from financial instruments	R$ 3,135,117	R$ 1,532,036	R$ 903,904